Leases	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Leases

Note 15. Leases

The Company’s operating lease expenses are recognized on a straight-line basis. Operating lease cost for the years ended December 31, 2021, 2020 and 2019, were as follows:

	December 31,
	2021	2020	2019
	(U.S. $ in thousands)
Operating lease cost:
Fixed payments and variable payments that depend on an index or rate	$10,196	$10,102	$8,564
Total operating lease cost	$10,196	$10,102	$8,564

Cash flow and other information related to operating leases were as follows:

	December 31,
	2021	2020	2019
	(U.S. $ in thousands)
Cash paid for amounts included in the measurement of lease liabilities	$9,829	$10,559	$9,685
Right-of-use assets obtained in exchange for new operating lease liabilities	$5,955	$10,008	$7,246

	December 31,
	2021	2020	2019
Weighted-average remaining lease term — operating leases	2.59 years	3.00 years	3.18 years
Weighted-average discount rate — operating leases	4.58%	4.78%	4.72%

Maturities of operating lease liabilities were as follows:

December 31,
2021
(U.S. $ in thousands)
2022	$7,504
2023	5,118
2024	2,499
2025	538
2026	114
Total operating lease payments	15,773
Less: imputed interest	(804)
Present value of lease liabilities	$14,969